DWS Equity 500 Index Portfolio
345 Park Avenue
New York, New York 10154

April 29, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1090

Re:           DWS EQUITY 500 INDEX PORTFOLIO (the “Trust”)
1940 Act File No. 811-06698

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940, as amended, and Rule 8b-16 thereunder, Amendment No. 22 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted through the EDGAR system.

Beneficial interests of the Registrant are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.  This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

Please note that Part A and Part B of this Registration Statement incorporate by reference information concerning the Trust found in the prospectuses and statements of additional information of  DWS Equity 500 Index Fund and DWS S&P 500 Index Fund, each a series of DWS Institutional Funds, filed with the Commission in Post-Effective Amendment No. 97 on April 29, 2011 (File Nos. 033-34079 and 811-06071) (the “feeder fund registration statement”).  A copy of the feeder fund registration statement will be provided to anyone requesting a copy of this Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc:           Adam Schlichtmann, Esq. / Ropes & Gray LLP